UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2009

Date of reporting period:  November 30, 2008

Item 1. Schedule of Investments.

Alternative Strategies Mutual Fund
Schedule of Investments
November 30, 2008 (Unaudited)

				Shares	Value
COMMON STOCKS - 22.72%
Administrative and Support Services - 0.03%
General Metals Corp. (a)				110,000	$2,805

Aerospace & Defense - 0.75%
Boeing Co.				446	19,013
Honeywell International, Inc.				654	18,221
Lockheed Martin Corp.				190	14,651
Northrop Grumman Corp.				336	13,759
Raytheon Co.				324	15,811
					81,455
Airlines - 0.42%
AMR Corp. (a)				2,091	18,359
U S Airways Group, Inc. (a)				1,618	9,643
UAL Corp.				1,518	17,078
					45,080
Auto Components - 0.40%
The Goodyear Tire & Rubber Co. (a)				2,302	14,802
Johnson Controls, Inc.				1,083	19,125
TRW Automotive Holdings Corp. (a)				2,705	9,630
					43,557
Automobiles - 0.79%
Ford Motor Co. (a)				17,512	47,107
General Motors Corp.				4,600	24,104
Tata Mtrs Ltd. - ADR				1,300	5,915
Toyota Motor Corp. - ADR				125	7,888
					85,014
Building Products - 0.16%
Masco Corp.				1,836	17,589

Capital Markets - 0.23%
Blackstone Group LP				2,689	16,833
Credit Suisse Group - ADR				275	8,143
					24,976
Chemicals - 0.35%
The Dow Chemical Co.				667	12,373
EI Du Pont de Nemours & Co.				703	17,617
Syngenta AG - ADR				225	8,105
					38,095
Commercial Banks - 1.55%
Banco Bilbao Vizcaya Argentaria SA - ADR				600	6,222
Banco Latinoamericano de Exportaciones SA				900	11,403
Banco Santander Central Hispano SA - ADR				1,000	8,370
The Bank Holdings, Inc. (a)				18,289	27,068
Bank of America Corp.				1,023	16,624
BB&T Corp.				550	16,483
Fifth Third Bancorp				1,366	13,059
National City Corp.				6,517	13,099
Regions Financial Corp.				1,461	14,888
SunTrust Banks, Inc.				456	14,469
Wachovia Corp.				4,575	25,711
					167,396
Communications Equipment - 0.16%
Motorola, Inc.				4,080	17,585

Computers & Peripherals - 0.52%
Dell, Inc. (a)				955	10,667
Hewlett-Packard Co.				266	9,385
International Business Machines Corp.				237	19,339
Seagate Technology				1,586	6,677
Sun Microsystems, Inc. (a)				3,361	10,654
					56,722
Construction & Engineering - 0.05%
KHD Humboldt Wedag International Ltd. (a)				500	5,290

Diversified Financial Services - 3.55%
Citigroup, Inc.				2,914	24,157
Deutsche Bank AG Ldn Brh (a)				4,000	251,280
ING Groep NV - ADR				500	4,190
Meritor Savings Bank PA (a)				41,000	104,550
					384,177
Diversified Telecommunication Services - 0.76%
Brasil Telecom Participacoes				150	6,271
Qwest Communications International				2,476	7,923
Sprint Corp.				6,499	18,132
Verizon Communications, Inc.				1,525	49,791
					82,117
Electric Utilities - 0.64%
Consolidated Edison, Inc.				464	18,741
CPFL Energia S.A. - ADR				200	8,694
Edison International				530	17,702
Korea Electric Power Corp. - ADR (a)				800	7,440
PG&E Corp.				438	16,661
					69,238
Electronic Equipment & Instruments - 0.34%
Flextronics International Ltd. (a)				700	1,638
Ingram Micro, Inc. (a)				1,150	12,386
Sanmina-SCI Corporation (a)				13,252	8,481
Tech Data Corp. (a)				823	14,353
					36,858
Electronic Equipment, Instruments & Components - 0.02%
LG Display Co Ltd. - ADR (a)				275	1,939

Food & Staples Retailing - 0.53%
The Kroger Co.				610	16,873
Safeway, Inc.				464	10,115
Supervalu, Inc.				1,122	13,363
Sysco Corp.				718	16,837
					57,188
Food Products - 0.30%
Cresud S A C I F Y A - ADR				1,000	6,360
Sara Lee Corp.				1,717	15,762
Zhongpin, Inc. (a)				1,200	10,428
					32,550
Gas Utilities - 0.10%
Nicor, Inc.				260	10,603

General Contractors-single-family Houses - 0.02%
Desarrolladora Homex SA de CV - ADR (a)				150	2,418

Health Care Equipment & Supplies - 0.07%
Smith & Nephew PLC - ADR				200	7,486

Health Care Providers & Services - 1.13%
AmerisourceBergen Corp.				509	15,957
Cardinal Health, Inc.				643	20,910
Humana, Inc. (a)				548	16,566
McKesson Corp.				676	23,620
UnitedHealth Group, Inc.				973	20,443
Wellpoint, Inc. (a)				690	24,564
					122,060
Hotels, Restaurants & Leisure - 0.06%
Carnival Plc - ADR				300	6,315

Household Durables - 0.19%
Sony Corp. - ADR				250	4,845
Whirlpool Corp.				408	16,067
					20,912
Industrial Conglomerates - 0.30%
Siemens AG - ADR				125	7,463
Tyco International Ltd.				1,179	24,641
					32,104
Information Retrieval Services - 0.05%
Shanda Interactive Entertainment Ltd. - ADR (a)				250	5,365

Insurance - 1.91%
The Allstate Corp.				1,080	27,475
AXA - ADR				350	6,618
CNA Financial Corp.				1,320	18,163
Fidelity National Financial, Inc.				2,239	27,607
Genworth Financial, Inc.				4,318	6,261
Hartford Financial Services Group, Inc.				2,453	20,728
Lincoln National Corp.				989	13,579
Loews Corp.				868	23,775
Prudential Financial, Inc.				941	20,420
Sun Life Financial, Inc.				300	6,057
Travelers Companies, Inc.				628	27,412
XL Capital Ltd.				1,667	8,385
					206,480
IT Services - 0.13%
Automatic Data Processing, Inc.				332	13,632

Media - 0.24%
CBS Corp. - Class B				2,087	13,900
Regal Entertainment Group				1,290	11,829
					25,729
Metals & Mining - 0.61%
Anglo Amern Plc - ADR				600	7,158
BHP Billiton Ltd. - ADR				150	6,003
Gold Fields Ltd. - ADR				1,000	8,220
St Andrew Goldfields (a)				250,000	44,348
					65,729
Multiline Retail - 0.16%
Sears Holdings Corp. (a)				462	16,747

Multi-Utilities - 0.46%
Duke Energy Corporation				2,033	31,633
Sempra Energy				396	18,481
					50,114
Oil, Gas & Consumable Fuels - 2.37%
Williams Cos, Inc.				450	7,299
Valero Energy Corp.				1,170	21,470
Total SA - ADR				150	7,912
Sunoco, Inc.				666	26,467
Sunoco Logistics Partners LP				236	10,495
Kinder Morgan Energy Partners LP				287	13,916
Hess Corp.				176	9,511
Exxon Mobil Corp.				413	33,102
Enterprise Products Partners LP				705	15,066
Enterprise GP Holdings LP				453	8,462
ENI SpA - ADR				150	6,885
ConocoPhillips				512	26,890
ChevronTexaco Corp.				605	47,801
Anadarko Petroleum Corp.				503	20,648
					255,924
Paper & Forest Products - 0.28%
International Paper Co.				999	12,437
Weyerhaeuser Co.				480	18,058
					30,495
Personal Products - 0.08%
Alberto-Culver Company				407	8,738

Petroleum Refining - 0.09%
BP Plc - ADR				200	9,738

Pharmaceuticals - 0.91%
Bristol-Myers Squibb Co.				1,276	26,414
GlaxoSmithKline Plc - ADR				300	10,332
Merck & Co., Inc.				410	10,955
Novartis AG - ADR				200	9,384
Pfizer, Inc.				1,570	25,795
Wyeth				418	15,052
					97,932
Real Estate Investment Trusts - 0.08%
Dupont Fabros Technology Inc.				2,401	5,138
MI Developments, Inc.				400	3,936
					9,074
Road & Rail - 0.19%
Burlington Northern Santa Fe Corp.				271	20,761

Semiconductors & Semiconductor Equipment - 0.05%
STMicroelectronics NV - ADR				800	5,288

Software - 0.38%
Microsoft Corp.				2,044	41,330

Specialty Retail - 0.38%
Autonation, Inc. (a)				2,230	19,044
Limited Brands				1,394	12,978
Office Depot, Inc. (a)				4,733	9,324
					41,346
Textiles, Apparel & Luxury Goods - 0.05%
Gildan Activewear, Inc. (a)				300	5,112

Tobacco - 0.68%
Altria Group, Inc.				2,222	35,730
British American Tobacco Plc - ADR				175	9,173
Lorillard, Inc.				295	17,827
Reynolds American, Inc.				250	10,270
					73,000
Wireless Telecommunication Services - 0.20%
America Movil SA de CV - ADR				175	5,250
Telephone & Data Systems, Inc.				266	8,632
Turkcell Iletisim Hizmet AS - ADR				550	7,579
					21,461

TOTAL COMMON STOCKS (Cost $2,810,502)					2,455,524

INVESTMENT COMPANIES - 47.78%
SPDR Gold Trust (a)				6,300	505,197
Proshares UltraShort S&P 500				3,500	310,940
ProShares UltraShort MSCI EAFE Index				800	111,344
ProShares Short Dow 30				6,100	479,765
Powershares QQQ Trust				10,000	291,300
PowerShares DB US Dollar Index Bullish				20,500	544,275
iShares Russell 1000 Value Index				27,000	1,328,130
iShares NASDAQ Biotechnology Index				7,600	496,812
iShares MSCI Brazil Index Fund				9,000	316,350
iShares IBoxx $ Investment Grade Corporate Bond Fund				2,800	252,392
iShares Barclay's 7-10 Year Treasury Bond				5,600	528,416

TOTAL INVESTMENT COMPANIES (Cost $5,407,143)					5,164,921

PREFERRED STOCK - 0.04%
Aerospace & Defense - 0.04%
Empresa Brasileira de Aeronautica SA - ADR				300	4,659

TOTAL PREFERRED STOCK (Cost $12,404)					4,659

				Principal
				Amount	Value
SHORT TERM INVESTMENTS - 29.42%
Fidelity Money Market Pt - Sel
4.920% (b)				3,180,031	3,180,031

TOTAL SHORT TERM INVESTMENTS (Cost $3,180,031)					3,180,031

Total Investments (Cost $11,410,080) - 99.96%					10,805,135
Other Assets in Excess of Liabilities - 0.04%					4,819
TOTAL NET ASSETS - 100.00%					$10,809,954

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Variable rate security; the rate shown represents the rate as of November 30, 2008.

The cost basis of investments for federal income tax purposes at November 30, 2008
	was as follows*:

	Cost of investments				$11,410,080
Gross unrealized appreciation on futures					14,456
Gross unrealized appreciation on investments					335,240
Gross unrealized appreciation on short positions					187,447
Gross unrealized depreciation on investments					(939,864)
Gross unrealized depreciation on short positions					(23,287)
Gross unrealized depreciation on futures					(137,473)
	Net unrealized depreciation				$(563,481)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated February
	28, 2009.

FAS 157 – Summary of Fair Value Exposure at November 30, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2008, in valuing the Fund’s investments carried at fair value:

Description		Level 1	Level 2	Level 3	Total

Invesments in Securities		$10,553,855	251,280	-	$10,805,135

Other Financial Instruments*		$41,142	-	-	$41,142

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options, and securities held short which are valued at the unrealized appreciation / depreciation on the instrument.

Alternative Strategies Mutual Fund
Schedule of Securities Sold Short
November 30, 2008 (Unaudited)

				Shares	Value
3M Co.				347	$23,225
Abbott Laboratories				509	26,667
Activision Blizzard, Inc.				706	8,260
Adobe Systems, Inc.				307	7,110
Amazon.Com, Inc.				434	18,532
American Tower Corp. - Class A				487	13,266
Amgen, Inc.				493	27,381
Annaly Mortgage Management, Inc.				860	12,358
Apache Corp.				268	20,716
Apollo Group, Inc.				175	13,447
Apple Computer, Inc.				271	25,114
At&t, Inc.				1,495	42,697
Autozone, Inc.				90	9,830
Bank Of New York Mellon Corp.				738	22,295
BlackRock, Inc.				91	11,440
Carnival Corp.				848	17,808
Celgene Corp.				333	17,349
The Charles Schwab Corp.				759	13,912
Chesapeake Energy Corp.				615	10,566
Cisco Systems, Inc.				1,884	31,161
Cme Group, Inc.				70	14,837
The Coca-Cola Co.				711	33,325
Comcast Corp.				1,636	28,368
Costco Wholesale Corp.				190	9,779
Crown Castle International Corp.				527	7,415
CSX Corp.				230	8,565
CVS Corp.				668	19,325
Danaher Corp.				333	18,528
Deere & Co.				294	10,234
Devon Energy Corp.				308	22,281
Diamond Offshore Drilling				129	9,520
The DIRECTV Group Inc.				513	11,291
EOG Resources, Inc.				264	22,445
Equitable Resources, Inc.				395	13,181
Equity Residential				340	10,346
Exelon Corp.				302	16,975
First Solar, Inc.				84	10,487
FirstEnergy Corp.				285	16,695
FPL Group, Inc.				362	17,651
Freeport-McMoRan Copper & Gold, Inc.				389	9,332
Genentech, Inc.				449	34,393
General Electric Co.				3,090	53,055
Genzyme Corp.				162	10,371
Gilead Sciences, Inc.				576	25,799
The Goldman Sachs Group, Inc.				394	31,122
Google, Inc.				111	32,519
HCP, Inc.				409	8,454
Hudson City Bancorp, Inc.				644	10,761
Illinois Tool Works, Inc.				331	11,294
Intel Corp.				1,406	19,403
J.P. Morgan Chase & Co.				710	22,479
Johnson & Johnson				497	29,114
Liberty Media Corp.				822	9,757
Lowe's Cos, Inc.				787	16,259
Mastercard, Inc.				61	8,863
McDonald's Corp.				729	42,829
Medtronic, Inc.				605	18,465
Merrill Lynch & Co, Inc.				1,466	19,381
Metropcs Communications, Inc.				658	9,633
Monsanto Co.				369	29,225
Mosaic Co.				298	9,044
Nike, Inc.				242	12,886
Noble Corp.				383	10,261
Norfolk Southern Corp.				212	10,488
Northern Trust Corp.				226	10,371
Nyse Euronext				392	9,334
Occidental Petroleum Corp.				430	23,280
Oracle Corp.				1,785	28,721
PepsiCo, Inc.				440	24,948
Philip Morris International, Inc.				665	28,036
PNC Financial Services Group				213	11,240
PPL Corp.				503	17,047
Praxair, Inc.				212	12,519
Procter & Gamble Co.				622	40,026
Public Storage, Inc.				184	12,860
QUALCOMM, Inc.				761	25,547
Schering Plough Corporation				1,310	22,021
Schlumberger Ltd.				747	37,903
Simon Property Group, Inc.				230	10,925
The Southern Co.				654	23,753
Southwestern Energy Co.				382	13,129
State Street Corp.				323	13,602
Stryker Corp.				232	9,029
T. Rowe Price Group, Inc.				299	10,229
Target Corp.				426	14,382
Transocean Inc.				287	19,195
Union Pacific Corp.				209	10,458
United Parcel Service, Inc.				503	28,973
United Technologies Corp.				225	10,919
Visa, Inc.				431	22,653
Vornado Realty Trust				189	10,102
Walgreen Co.				453	11,207
Wal-Mart Stores, Inc.				405	22,631
The Walt Disney Co.				980	22,070
Weatherford International Ltd.				715	9,131
Wells Fargo & Co.				1,325	38,279
XTO Energy, Inc.				647	24,741
Yahoo!, Inc.				702	8,080
Total Securities Sold Short (Proceeds $1,971,070) - 16.72%					$1,806,910

Alternative Strategies Mutual Fund
Schedule of Open Futures Contracts
November 30, 2008 (Unaudited)

	Number			Unrealized
	of Contracts	Contract	Settlement	Appreciation/
Description	Purchased	Value	Month	(Depreciation)
Cocoa	1	22,940	March-09	3,137
Cocoa	1	22,630	July-09	2,848
Coffee 'C'	1	44,475	May-09	91
Copper	1	41,525	May-09	(1,702)
Corn Future	1	18,862	May-09	(9,840)
Corn Future	1	19,425	July-09	(1,590)
Cotton #2	1	23,955	March-09	(19,157)
Cotton #2	1	24,150	July-09	1,848
Frozen Concentrated Orange Juice - A	2	23,640	March-09	(9,147)
Frozen Concentrated Orange Juice - A	1	12,450	May-09	(4,510)
Frozen Concentrated Orange Juice - A	1	13,013	July-09	(1,232)
Lean Hogs	1	26,810	February-09	(5,953)
Lean Hogs	1	32,770	July-09	947
Live Cattle	1	35,060	February-09	(10,143)
Live Cattle	1	33,980	June-09	(1,913)
Mini Corn	2	7,315	March-09	(1,101)
Mini Gold	2	54,249	February-09	183
Natural Gas	1	65,700	February-09	(30,302)
Platinum	1	44,415	April-09	1,778
Silver	1	51,225	May-09	3,123
Soybean	1	44,550	March-09	(19,040)
Sugar #11	1	13,328	March-09	(1,604)
Sugar #11 (World)	2	27,597	May-09	(6,053)
Sugar #11	1	14,056	July-09	479
Wheat	1	28,737	May-09	(14,128)
Wheat	1	29,388	July-09	22
Total Futures Contracts Purchased		$753,305		$(122,959)

	Number			Unrealized
	of Contracts	Contract	Settlement	Appreciation/
Description	Written	Value	Month	(Depreciation)
Mini Wheat	2	16,307	March-09	(58)
Total Futures Contracts Written		$16,307		$(58)

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By        /s/ Joseph Neuberger
  Joseph Neuberger, President

Date           January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By        /s/ Joseph Neuberger
  Joseph Neuberger, President

Date           January 20, 2009

By        /s/ John Buckel
John Buckel, Treasurer

Date           January 20, 2009